Convertible Preferred Stock, Common Stock and Warrants (Detail 1) - $ / shares		12 Months Ended
	Jul. 08, 2014	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Expected life of options, in years	4 years 10 months 24 days	4 years 4 months 10 days
Market price for common stock	$ 11.60	$ 1.82
Warrant exercise price, adjusted	$ 26.64	$ 1.80